Insurance contracts in the financial services business (Tables)	12 Months Ended
Mar. 31, 2026
Disclosure Of Methods And Main Inputs Used To Measure Insurance Contracts [Abstract]
Summary of methods and main inputs used to measure insurance contracts explanatory	The methods and main inputs used to measure insurance contracts are as follows:

Weighted average (%)
March 31
2025
Mortality rates	1.03%
Lapse and surrender rates	3.80%

Summary of the yield curves used to discount the cash flows of insurance contracts
The table below sets out the yield curves used to discount the cash flows of insurance contracts for major currencies (converted at the spot rate). As a result of the execution of the Partial
Spin-off
of the Financial Services business, accumulated other comprehensive income related to insurance finance income (expenses) at the time of the execution was transferred to net income (loss) from discontinued operations as a loss in the consolidated statements of income. Therefore, yield curves are presented as of September 30, 2025.

	Yield curve (%)
	March 31		September 30
	2025		2025
Term	JPY	USD	JPY	USD
1 year	0.65%	4.09%	0.81%	3.68%
5 years	1.13%	4.01%	1.26%	3.81%
10 years	1.54%	4.31%	1.70%	4.27%
20 years	2.34%	4.83%	2.82%	5.00%
30 years	2.69%	4.68%	3.47%	4.92%
40 years	3.02%	4.29%	3.91%	4.50%

Summary of changes in liabilities for remaining coverage and liabilities for incurred claims
(a)	Changes in liabilities for remaining coverage and liabilities for incurred claims

	Yen in millions
	Liability for remaining coverage		Liability for incurred claims *5	Total
	Excluding loss component	Loss component
Balance as of April 1, 2024
Insurance contract assets *1	(90,377)	-	33,402	(56,975)
Insurance contract liabilities *2*3	12,900,023	55,333	138,983	13,094,339

Net amounts	12,809,646	55,333	172,385	13,037,364
Insurance revenue	(622,959)	-	-	(622,959)
Insurance service expenses
Incurred claims and other insurance service expenses	-	(5,882)	304,059	298,177
Amortization of insurance acquisition cash flows	134,818	-	-	134,818
Changes in liabilities for incurred claims	-	-	5,661	5,661
Losses and reversals of losses on onerous contracts	-	14,276	-	14,276

Total insurance service expenses	134,818	8,394	309,720	452,932

Insurance service result	(488,141)	8,394	309,720	(170,027)
Insurance finance expenses (income)	(631,892)	(498)	(2,415)	(634,805)

Total amounts recognized in comprehensive income	(1,120,033)	7,896	307,305	(804,832)
Investment component excluded from insurance revenue and insurance service expenses	(992,966)	-	992,966	-
Cash flows
Premiums received	2,056,493	-	-	2,056,493
Insurance acquisition cash flows	(167,299)	-	-	(167,299)
Claims and other insurance service expenses paid	-	-	(1,298,150)	(1,298,150)

Total cash flows	1,889,194	-	(1,298,150)	591,044
Other	(68)	(46)	(539)	(653)

Balance as of March 31, 2025
Insurance contract assets *1	(81,537)	2	33,820	(47,715)
Insurance contract liabilities *2*3	12,667,310	63,181	140,147	12,870,638

Net amounts	12,585,773	63,183	173,967	12,822,923
Insurance revenue	(332,024)	-	-	(332,024)
Insurance service expenses
Incurred claims and other insurance service expenses	-	(3,215)	152,470	149,255
Amortization of insurance acquisition cash flows	70,418	-	-	70,418
Changes in liabilities for incurred claims	-	-	1,327	1,327
Losses and reversals of losses on onerous contracts	-	10,950	-	10,950

Total insurance service expenses	70,418	7,735	153,797	231,950

Insurance service result	(261,606)	7,735	153,797	(100,074)
Insurance finance expenses (income)	(141,098)	(300)	(118)	(141,516)

Total amounts recognized in comprehensive income	(402,704)	7,435	153,679	(241,590)
Investment component excluded from insurance revenue and insurance service expenses	(444,430)	-	444,430	-
Cash flows
Premiums received	976,117	-	-	976,117
Insurance acquisition cash flows	(85,130)	-	-	(85,130)
Claims and other insurance service expenses paid	-	-	(596,808)	(596,808)

Total cash flows	890,987	-	(596,808)	294,179
Other	(2,186)	1,159	(81)	(1,108)
Impact from loss of control of the Financial Services business *4	(12,627,440)	(71,777)	(175,187)	(12,874,404)

Balance as of March 31, 2026
Insurance contract assets	-	-	-	-
Insurance contract liabilities	-	-	-	-

Net amounts	-	-	-	-

*1	Insurance contract assets are included in other current assets or other non-current assets in the consolidated statements of financial position.

*2	The current portion of insurance contract liabilities is included in other current liabilities in the consolidated statements of financial position.

*3
As of April 1, 2024 and March 31, 2025, the carrying amounts of the current portion of insurance contract liabilities were 162,344 million yen and 181,332 million yen, respectively, and the carrying amounts of the non-current
portion of insurance contract liabilities were 12,931,995 million yen and 12,689,306 million yen, respectively.

*4	Amount as of the date of deconsolidation of SFGI, which operates the Financial Services business, resulting from the execution of the Partial Spin-off of the Financial Services business.

*5
Risk adjustment for
non-financial
risk of insurance contracts measured under the PAA is not presented separately from the estimates of the present value of future cash flows but included in liabilities for incurred claims, since the amount is not considered material.

Summary of changes in insurance contract liabilities from insurance contract not measured under the premium allocation approach
(b)	Changes in insurance contract liabilities from insurance contracts not measured under the PAA by measurement component

	Yen in millions
	Estimates of present value of future cash flows	Risk adjustment for non-financial risk	CSM	Total
Balance as of April 1, 2024
Insurance contract assets	(291,878)	27,824	207,079	(56,975)
Insurance contract liabilities	10,697,166	388,658	1,901,009	12,986,833

Net amounts	10,405,288	416,482	2,108,088	12,929,858
Changes that relate to future service
Changes in estimates that adjust the CSM	276,707	10,662	(287,369)	-
Changes in estimates that do not adjust the CSM	11,762	746	-	12,508
Effect of contracts initially recognized during the period	(431,801)	44,335	389,234	1,768

Total changes that relate to future service	(143,332)	55,743	101,865	14,276
Changes that relate to current service
CSM recognized in profit or loss for the services provided	-	-	(151,025)	(151,025)
Change in risk adjustment for non-financial risk due to release of risk	-	(28,681)	-	(28,681)
Experience adjustments	656	-	-	656

Total changes that relate to current service	656	(28,681)	(151,025)	(179,050)
Changes that relate to past service	6	(6)	-	-

Insurance service result	(142,670)	27,056	(49,160)	(164,774)
Insurance finance expenses (income)	(661,734)	(2,250)	30,155	(633,829)

Total amounts recognized in comprehensive income	(804,404)	24,806	(19,005)	(798,603)
Cash flows
Premiums received	1,894,792	-	-	1,894,792
Insurance acquisition cash flows	(151,614)	-	-	(151,614)
Claims and other insurance service expenses paid	(1,179,036)	-	-	(1,179,036)

Total cash flows	564,142	-	-	564,142
Other	2,883	643	(1,334)	2,192

Balance as of March 31, 2025
Insurance contract assets	(245,602)	24,501	173,386	(47,715)
Insurance contract liabilities	10,413,511	417,430	1,914,363	12,745,304

Net amounts	10,167,909	441,931	2,087,749	12,697,589
Changes that relate to future service
Changes in estimates that adjust the CSM	14,984	47,569	(62,553)	-
Changes in estimates that do not adjust the CSM	6,908	2,569	-	9,477
Effect of contracts initially recognized during the period	(177,699)	21,537	157,636	1,474

Total changes that relate to future service	(155,807)	71,675	95,083	10,951
Changes that relate to current service
CSM recognized in profit or loss for the services provided	-	-	(79,908)	(79,908)
Change in risk adjustment for non-financial risk due to release of risk	-	(16,164)	-	(16,164)
Experience adjustments	(7,549)	-	-	(7,549)

Total changes that relate to current service	(7,549)	(16,164)	(79,908)	(103,621)
Changes that relate to past service	324	(5)	-	319

Insurance service result	(163,032)	55,506	15,175	(92,351)
Insurance finance expenses (income)	(152,695)	(1,373)	12,465	(141,603)

Total amounts recognized in comprehensive income	(315,727)	54,133	27,640	(233,954)
Cash flows
Premiums received	893,895	-	-	893,895
Insurance acquisition cash flows	(77,407)	-	-	(77,407)
Claims and other insurance service expenses paid	(520,614)	-	-	(520,614)

Total cash flows	295,874	-	-	295,874
Other	(12,883)	-	(1,207)	(14,090)
Impact from loss of control of the Financial Services business *1	(10,135,173)	(496,064)	(2,114,182)	(12,745,419)

Balance as of March 31, 2026
Insurance contract assets	-	-	-	-
Insurance contract liabilities	-	-	-	-

Net amounts	-	-	-	-

*1	Amount as of the date of deconsolidation of SFGI, which operates the Financial Services business, resulting from the execution of the Partial Spin-off of the Financial Services business.

Summary of effect of insurance contracts initially recognized
(3)	Effect of contracts initially recognized in the year
The table below shows the effect of contracts initially recognized during the fiscal year ended March 31, 2025 on measurement components of insurance contracts not measured under the PAA. As a result of the execution of the Partial
Spin-off
of the Financial Services business, SFGI, which operates the Financial Services business, has been excluded from consolidation. Therefore, figures are presented only for the fiscal year ended March 31, 2025.

	Yen in millions
	Fiscal year ended March 31
	2025
	Profitable contracts issued	Onerous contracts issued	Total
Estimates of the present value of future cash outflows
Claims and other insurance service expenses	2,227,649	6,376	2,234,025
Insurance acquisition cash flows	155,135	2,735	157,870

Total estimates of the present value of future cash outflows	2,382,784	9,111	2,391,895
Estimates of the present value of future cash inflows	(2,816,078)	(7,618)	(2,823,696)

Total estimates of the present value of future cash flows	(433,294)	1,493	(431,801)
Risk adjustment for non-financial risk	44,060	275	44,335
CSM	389,234	-	389,234

Total effect on measurement components	-	1,768	1,768

Summary of timing of when the CSM
(4)	Timing of when the CSM is expected to be recognized in profit or loss
The table below shows when Sony expects to recognize the CSM in profit or loss for insurance contracts not measured under the PAA as of March 31, 2025. As a result of the execution of the Partial
Spin-off
of the Financial Services business, SFGI, which operates the Financial Services business, has been excluded from consolidation. Therefore, figures are presented only as of March 31, 2025.

	CSM
	Yen in millions
	Within 1 year	1 year to 2 years	2 years to 3 years	3 years to 4 years	4 years to 5 years	5 years to 10 years	More than 10 years	Total
As of March 31, 2025	122,591	114,961	107,412	97,307	89,960	362,794	1,192,724	2,087,749

Summary of underlying items of insurance contracts measured under the variable fee approach and their fair values
(5)	Underlying items of insurance contracts measured under the variable fee approach
The table below shows the underlying items of insurance contracts measured under the variable fee approach and their fair values as of March 31, 2025. As a result of the execution of the Partial
Spin-off
of the Financial Services business, SFGI, which operates the Financial Services business, has been excluded from consolidation. Therefore, figures are presented only as of March 31, 2025.

Yen in millions
March 31
2025
Cash and cash equivalents	35,235
Debt securities
Japanese national/local government bonds and corporate bonds	34,936
Foreign national/local government bonds and corporate bonds	478,751
Equity securities	2,375,201
Other	2,057

Total fair values of the underlying items of insurance contracts measured under the variable fee approach	2,926,180

Summary of Insurance revenue and the CSM

	Yen in millions
	Fiscal year ended March 31
	2025
	Contracts measured under the modified retrospective approach at transition	Contracts measured under the fair value approach at transition	New contracts and contracts measured under the full retrospective approach at transition	Total
CSM
Beginning balance of the fiscal year	763,669	86,271	1,258,148	2,108,088

Changes that relate to future service	(89,828)	556	191,137	101,865
Changes that relate to current service	(55,642)	(7,020)	(88,363)	(151,025)
Insurance finance expense (income)	23,501	781	5,873	30,155
Other	(1,090)	-	(244)	(1,334)

Ending balance of the fiscal year	640,610	80,588	1,366,551	2,087,749

Summary of disclosure of changes in accumulated other comprehensive income for financial assets
The table below shows the changes in accumulated other comprehensive income during the fiscal year ended March 31, 2025 for financial assets measured at fair value through other comprehensive income, among investment assets related to groups of insurance contracts to which Sony applied the modified retrospective approach or the fair value approach as of the date of the transition.

Yen in millions
Fiscal year ended March 31
2025
Beginning balance of the fiscal year	9,445

Net change in fair value	778,509
Net amount reclassified to profit or loss	1,142
Related income tax	(225,613)

Ending balance of the fiscal year	563,483

Summary of insurance contracts financial instruments sensitivity analysis
The table below shows the effects on net income before income taxes from discontinued operations and equity as of March 31, 2025 if the underlying assumptions of the insurance contracts and financial instruments which Sony has in the life insurance business had changed.

		March 31, 2025
		Yen in millions
		Insurance contracts		Financial instruments		Total
Assumption	Changes in assumptions, etc.	Income before income taxes from discontinued operations	Equity	Income before income taxes from discontinued operations	Equity	Income before income taxes from discontinued operations	Equity
Interest rates	50bp decrease	(96,388)	(489,064)	98,806	620,061	2,418	130,997
	50bp increase	69,393	413,835	(87,517)	(546,554)	(18,124)	(132,719)
Fair value of stocks	10% decrease	404,020	290,894	(412,232)	(297,160)	(8,212)	(6,266)
	10% increase	(407,812)	(293,625)	412,232	297,160	4,420	3,535
Foreign exchange rates	10% appreciation of the Yen	539,518	366,832	(546,899)	(339,178)	(7,381)	27,654
	10% depreciation of the Yen	(543,155)	(369,450)	546,899	339,178	3,744	(30,272)
Maintenance expenses rates	10% increase	(4,313)	(5,390)	-	-	(4,313)	(5,390)
Lapse and surrender rates	10% increase	(23,254)	(34,971)	-	-	(23,254)	(34,971)
Mortality rates (death protection)	5% increase	(4,838)	(4,710)	-	-	(4,838)	(4,710)
Mortality rates (third sector / annuity products)	5% increase	960	(467)	-	-	960	(467)
Morbidity rates	5% increase	(7,191)	(4,639)	-	-	(7,191)	(4,639)
* bp = basis point

Summary of the remaining undiscounted net cash flows
(b)	Maturity analysis
The following table summarizes the estimated timing of the remaining undiscounted net cash outflows from insurance contract liabilities and investment contract liabilities and the contractual timing of the remaining undiscounted cash inflows arising from securities held in the insurance business as of March 31, 2025. The cash flows of insurance contract liabilities are based on assumptions regarding morbidity rates, mortality rates, and lapse rates, which are consistent with the estimates used for the carrying amounts.

	Yen in millions
	March 31, 2025
	Total	Indefinite Terms	Within 1 year	1 year to 2 years	2 years to 3 years	3 years to 4 years	4 years to 5 years	More than 5 years
Insurance contract liabilities and investment contract liabilities	22,740,658	-	64,000	95,151	157,008	246,745	288,630	21,889,124
Securities held in the insurance business	20,876,179	4,372,358	699,185	358,761	398,222	314,310	283,300	14,450,043

Summary of amounts payable on demand
The table below shows the amounts payable on demand from insurance contracts issued by Sony and the carrying amount of the related insurance contract portfolios. The amounts payable on demand represent the amount of the cash surrender value to be paid if the insurance contracts are surrendered as of March 31, 2025.

Yen in millions
March 31
2025
Amounts payable on demand	13,214,887
Carrying amount	12,642,981